UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	9-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Global Bond Fund

September 30, 2013

Global Bond - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)		Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 46.1%

AUSTRALIA — 1.0%
Australia Government Bond, 5.75%, 7/15/22	AUD	150,000	160,772
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	145,196

			305,968

AUSTRIA — 1.1%
Austria Government Bond, 3.40%, 10/20/14(1)	EUR	100,000	140,063
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	75,000	118,315
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	40,000	62,316
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	10,000	16,539

			337,233

BELGIUM — 0.8%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	30,000	45,620
Belgium Government Bond, 3.75%, 9/28/20(1)	EUR	25,000	37,909
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	65,000	108,538
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	20,000	30,329

			222,396

BRAZIL†
Brazilian Government International Bond, 5.875%, 1/15/19		$10,000	11,365

CANADA — 2.4%
Canadian Government Bond, 4.00%, 6/1/17	CAD	170,000	179,345
Canadian Government Bond, 3.75%, 6/1/19	CAD	65,000	68,972
Canadian Government Bond, 3.25%, 6/1/21	CAD	170,000	176,111
Canadian Government Bond, 5.75%, 6/1/33	CAD	55,000	74,911
Canadian Government Bond, 4.00%, 6/1/41	CAD	30,000	34,108
Province of British Columbia, 4.10%, 12/18/19	CAD	65,000	68,591
Province of Ontario Canada, 1.60%, 9/21/16		$40,000	40,746
Province of Ontario Canada, 4.65%, 6/2/41	CAD	70,000	74,254

			717,038

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$10,000	10,350

CZECH — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	600,000	37,833

DENMARK — 0.3%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	74,156
Denmark Government Bond, 4.50%, 11/15/39	DKK	55,000	13,563

			87,719

FINLAND — 0.2%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	45,000	59,529

FRANCE — 2.1%
France Government Bond OAT, 4.00%, 4/25/14	EUR	55,000	76,058
France Government Bond OAT, 3.25%, 10/25/21	EUR	200,000	297,171
France Government Bond OAT, 5.50%, 4/25/29	EUR	75,000	133,152
France Government Bond OAT, 4.75%, 4/25/35	EUR	75,000	125,175

			631,556

GERMANY — 2.1%
Bundesobligation, 2.00%, 2/26/16	EUR	90,000	126,980
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	130,000	188,899
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	175,000	320,434

			636,313

IRELAND — 0.5%
Ireland Government Bond, 4.00%, 1/15/14	EUR	70,000	95,747
Ireland Government Bond, 5.90%, 10/18/19	EUR	35,000	53,830

			149,577

ITALY — 3.2%
Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/15	EUR	185,000	258,755
Italy Buoni Poliennali Del Tesoro, 4.50%, 5/1/23	EUR	400,000	545,469
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	135,000	161,990

			966,214

JAPAN — 15.6%
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	143,300,000	1,485,349
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	105,000,000	1,134,793
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	83,000,000	874,335
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	88,300,000	1,032,332
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	12,000,000	130,467

			4,657,276

MEXICO — 0.4%
Mexican Bonos, 6.50%, 6/9/22	MXN	900,000	71,362
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	34,800
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	10,985

			117,147

MULTI-NATIONAL — 2.2%
European Investment Bank, 2.50%, 7/15/15	EUR	130,000	182,951
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	50,000	76,195
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	200,000	273,822
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	85,000	131,707

			664,675

NETHERLANDS — 1.5%
Netherlands Government Bond, 4.00%, 7/15/16(1)	EUR	140,000	207,890
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	150,000	228,540

			436,430

NEW ZEALAND — 0.2%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	50,000	43,256

NORWAY — 2.1%
Norway Government Bond, 4.25%, 5/19/17	NOK	250,000	44,909
Norway Government Bond, 3.75%, 5/25/21	NOK	3,200,000	574,039

			618,948

PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$10,000	11,875

POLAND†
Poland Government International Bond, 3.00%, 3/17/23		$10,000	9,185

PORTUGAL — 0.6%
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(1)	EUR	160,000	189,237

SINGAPORE — 0.2%
Singapore Government Bond, 3.125%, 9/1/22	SGD	60,000	51,524

SOUTH AFRICA — 0.2%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	700,000	70,224

SOUTH KOREA — 0.1%
Korea Development Bank (The), 3.25%, 3/9/16		$40,000	41,758

SPAIN — 2.7%
Spain Government Bond, 4.50%, 1/31/18	EUR	500,000	721,816
Spain Government Bond, 5.85%, 1/31/22	EUR	60,000	91,246

			813,062

SWEDEN — 1.8%
Sweden Government Bond, 6.75%, 5/5/14	SEK	1,000,000	160,934
Sweden Government Bond, 4.25%, 3/12/19	SEK	450,000	78,735
Sweden Government Bond, 3.50%, 6/1/22	SEK	1,780,000	302,914

			542,583

SWITZERLAND — 0.6%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	135,000	162,882

UNITED KINGDOM — 4.0%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	210,000	371,693
United Kingdom Gilt, 3.75%, 9/7/21	GBP	200,000	358,549
United Kingdom Gilt, 4.50%, 12/7/42	GBP	185,000	356,161
United Kingdom Gilt, 4.25%, 12/7/55	GBP	60,000	113,803

			1,200,206

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,514,259)			13,803,359

CORPORATE BONDS — 23.2%

AEROSPACE AND DEFENSE — 0.2%
Lockheed Martin Corp., 4.25%, 11/15/19		$20,000	21,772
United Technologies Corp., 5.70%, 4/15/40		10,000	11,461
United Technologies Corp., 4.50%, 6/1/42		10,000	9,751

			42,984

AUTOMOBILES — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		20,000	22,276

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	50,399
Coca-Cola Co. (The), 1.80%, 9/1/16		30,000	30,869
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)		20,000	20,568

			101,836

BIOTECHNOLOGY — 0.2%
Amgen, Inc., 2.125%, 5/15/17		20,000	20,318
Amgen, Inc., 4.10%, 6/15/21		10,000	10,353
Amgen, Inc., 5.375%, 5/15/43		10,000	9,995
Gilead Sciences, Inc., 4.40%, 12/1/21		20,000	21,468

			62,134

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 4.00%, 10/15/23		20,000	20,285
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	90,806
Jefferies Group, Inc., 5.125%, 4/13/18		$10,000	10,782

			121,873

CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22		10,000	9,425
Eastman Chemical Co., 3.60%, 8/15/22		10,000	9,750
Ecolab, Inc., 4.35%, 12/8/21		10,000	10,558
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		25,000	26,000

			55,733

COMMERCIAL BANKS — 3.7%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	100,000	185,369
Bank of America N.A., 5.30%, 3/15/17		$50,000	55,157
Bank of Montreal, MTN, 1.45%, 4/9/18		10,000	9,785
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	20,740
Barclays Bank plc, MTN, VRN, 4.875%, 12/15/14	EUR	40,000	46,268
BB&T Corp., MTN, 2.05%, 6/19/18		$10,000	9,973
Capital One Financial Corp., 2.15%, 3/23/15		10,000	10,165
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	144,702
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$10,000	10,034
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	70,000	97,187
HSBC Bank plc, 3.50%, 6/28/15(1)		$20,000	20,934
ING Bank NV, MTN, 3.875%, 12/23/16	GBP	50,000	85,828
KFW, 2.00%, 6/1/16		$50,000	51,819
KFW, 3.875%, 1/21/19	EUR	70,000	108,104
KFW, MTN, 4.625%, 1/4/23	EUR	70,000	116,517
PNC Funding Corp., 3.625%, 2/8/15		$40,000	41,541
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		20,000	21,369
U.S. Bancorp., MTN, 2.95%, 7/15/22		10,000	9,430
Wells Fargo & Co., 5.625%, 12/11/17		20,000	23,003
Wells Fargo & Co., MTN, 2.10%, 5/8/17		30,000	30,660

			1,098,585

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.55%, 6/1/22		10,000	9,783
Waste Management, Inc., 2.60%, 9/1/16		20,000	20,687

			30,470

COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18		20,000	19,291

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 4.30%, 6/1/21		20,000	19,468
Hewlett-Packard Co., 4.65%, 12/9/21		10,000	9,841
Seagate HDD Cayman, 4.75%, 6/1/23(1)		10,000	9,675

			38,984

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		10,000	9,778

CONSUMER FINANCE — 0.4%
American Express Credit Corp., MTN, 2.75%, 9/15/15		70,000	72,683
American Express Credit Corp., MTN, 2.375%, 3/24/17		10,000	10,330

Equifax, Inc., 3.30%, 12/15/22		10,000	9,401
SLM Corp., MTN, 6.25%, 1/25/16		10,000	10,688

			103,102

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,311

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Ally Financial, Inc., 8.30%, 2/12/15		40,000	43,200
Bank of America Corp., 4.50%, 4/1/15		10,000	10,506
Bank of America Corp., 3.75%, 7/12/16		40,000	42,424
Bank of America Corp., 6.50%, 8/1/16		10,000	11,343
Bank of America Corp., 5.75%, 12/1/17		40,000	45,174
Bank of America Corp., 5.70%, 1/24/22		10,000	11,193
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	75,002
BNP Paribas SA, MTN, 2.70%, 8/20/18		$10,000	10,128
Citigroup, Inc., 5.50%, 2/15/17		20,000	21,919
Citigroup, Inc., 6.125%, 11/21/17		60,000	69,075
Citigroup, Inc., 4.50%, 1/14/22		10,000	10,502
Citigroup, Inc., 4.05%, 7/30/22		10,000	9,734
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	94,125
General Electric Capital Corp., MTN, 6.00%, 8/7/19		$110,000	128,208
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18		50,000	56,585
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		40,000	44,436
HSBC Holdings plc, 5.10%, 4/5/21		30,000	33,109
HSBC Holdings plc, MTN, 6.25%, 3/19/18	EUR	100,000	156,354
JPMorgan Chase & Co., 3.45%, 3/1/16		$10,000	10,538
JPMorgan Chase & Co., 6.00%, 1/15/18		40,000	45,985
JPMorgan Chase & Co., 4.625%, 5/10/21		20,000	21,357
JPMorgan Chase & Co., 3.25%, 9/23/22		10,000	9,456
Morgan Stanley, 4.75%, 3/22/17		10,000	10,809
Morgan Stanley, 4.875%, 11/1/22		10,000	10,027
Morgan Stanley, 3.75%, 2/25/23		10,000	9,663
Morgan Stanley, MTN, 4.50%, 2/23/16	EUR	50,000	72,472
Morgan Stanley, MTN, 6.625%, 4/1/18		$30,000	34,870
RL Finance Bonds PLC, VRN, 6.125%, 12/15/15	GBP	50,000	77,303
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$10,000	10,113
Societe Generale SA, 2.50%, 1/15/14		100,000	100,444
Syngenta Finance NV, 3.125%, 3/28/22		10,000	9,794

			1,295,848

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc., 2.625%, 12/1/22		10,000	8,985
AT&T, Inc., 6.55%, 2/15/39		30,000	33,448
AT&T, Inc., 4.30%, 12/15/42		10,000	8,356
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	36,006
Frontier Communications Corp., 7.125%, 3/15/19		25,000	26,656
Orange SA, MTN, 3.875%, 4/9/20	EUR	50,000	73,843
Telefonica Emisiones SAU, 5.46%, 2/16/21		$20,000	20,536
Telefonica Emisiones SAU, MTN, 5.375%, 2/2/18	GBP	50,000	86,282
Verizon Communications, Inc., 3.65%, 9/14/18		$50,000	52,756
Verizon Communications, Inc., 4.50%, 9/15/20		10,000	10,652
Verizon Communications, Inc., 5.15%, 9/15/23		20,000	21,487
Verizon Communications, Inc., 6.40%, 9/15/33		20,000	22,273
Verizon Communications, Inc., 6.55%, 9/15/43		10,000	11,327

Virgin Media Finance plc, 8.375%, 10/15/19	31,000	33,713

		446,320

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	20,000	22,750
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,350

		33,100

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	20,000	20,892
Ensco plc, 4.70%, 3/15/21	10,000	10,635
Transocean, Inc., 6.375%, 12/15/21	10,000	11,138

		42,665

FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 2.75%, 12/1/22	20,000	18,524
Safeway, Inc., 4.75%, 12/1/21	10,000	10,062
Wal-Mart Stores, Inc., 5.625%, 4/15/41	20,000	22,612
Walgreen Co., 1.80%, 9/15/17	10,000	10,046
Walgreen Co., 3.10%, 9/15/22	10,000	9,432

		70,676

FOOD PRODUCTS — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/4/42	10,000	9,942
Mondelez International, Inc., 6.50%, 2/9/40	10,000	11,776
TreeHouse Foods, Inc., 7.75%, 3/1/18	45,000	47,700

		69,418

GAS UTILITIES — 0.7%
El Paso Corp., 7.25%, 6/1/18	40,000	45,071
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	10,000	11,553
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	20,591
Energy Transfer Partners LP, 6.50%, 2/1/42	10,000	10,590
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	33,443
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	20,000	21,785
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	20,000	19,799
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	20,000	18,656
TransCanada PipeLines Ltd., 2.50%, 8/1/22	20,000	18,439
Williams Cos., Inc. (The), 3.70%, 1/15/23	10,000	9,052
Williams Partners LP, 4.125%, 11/15/20	10,000	10,140

		219,119

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.2%
Baxter International, Inc., 3.20%, 6/15/23	10,000	9,781
Biomet, Inc., 6.50%, 8/1/20	50,000	51,875
Medtronic, Inc., 2.75%, 4/1/23	10,000	9,417

		71,073

HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Aetna, Inc., 2.75%, 11/15/22	10,000	9,251
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	50,000	49,687
Express Scripts Holding Co., 2.65%, 2/15/17	40,000	41,278
HCA, Inc., 7.875%, 2/15/20	30,000	32,419
UnitedHealth Group, Inc., 4.25%, 3/15/43	10,000	9,140

WellPoint, Inc., 3.125%, 5/15/22		10,000	9,517

			151,292

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		20,000	19,500
Wyndham Worldwide Corp., 2.95%, 3/1/17		20,000	20,544

			40,044

HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	20,187
Lennar Corp., 4.75%, 12/15/17		10,000	10,325

			30,512

INDUSTRIAL CONGLOMERATES†
General Electric Co., 4.125%, 10/9/42		10,000	9,216

INSURANCE — 1.7%
Allstate Corp. (The), 4.50%, 6/15/43		10,000	9,731
American International Group, Inc., 6.40%, 12/15/20		20,000	23,611
American International Group, Inc., MTN, 5.85%, 1/16/18		20,000	22,789
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		10,000	9,735
Berkshire Hathaway, Inc., 4.50%, 2/11/43		10,000	9,354
CNP Assurances, VRN, 4.75%, 12/22/16	EUR	50,000	67,473
Generali Finance BV, VRN, 6.21%, 6/16/16	GBP	50,000	76,412
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		$10,000	10,968
ING U.S., Inc., 5.70%, 7/15/43(1)		10,000	9,960
Lincoln National Corp., 6.25%, 2/15/20		20,000	23,304
Mapfre SA, VRN, 5.92%, 7/24/17	EUR	50,000	64,260
Markel Corp., 4.90%, 7/1/22		$10,000	10,517
MetLife, Inc., 6.75%, 6/1/16		30,000	34,406
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		20,000	22,601
QBE Insurance Group Ltd., MTN, 6.125%, 9/28/15	GBP	50,000	87,685
WR Berkley Corp., 4.625%, 3/15/22		$10,000	10,359

			493,165

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		10,000	10,158
International Business Machines Corp., 1.95%, 7/22/16		20,000	20,613

			30,771

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		10,000	9,860

MACHINERY†
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		10,000	9,578

MEDIA — 0.9%
CBS Corp., 3.375%, 3/1/22		10,000	9,573
Comcast Corp., 5.90%, 3/15/16		30,000	33,556
Comcast Corp., 6.40%, 5/15/38		30,000	35,678
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21		10,000	10,257
Discovery Communications LLC, 5.625%, 8/15/19		20,000	22,851
DISH DBS Corp., 6.75%, 6/1/21		50,000	52,812
News America, Inc., 3.00%, 9/15/22		10,000	9,393
Time Warner Cable, Inc., 6.75%, 7/1/18		30,000	33,545
Time Warner, Inc., 4.875%, 3/15/20		20,000	21,796
Time Warner, Inc., 5.375%, 10/15/41		10,000	10,010

Viacom, Inc., 4.375%, 9/15/14		30,000	30,976
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		10,000	9,204

			279,651

METALS AND MINING — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(1)		10,000	9,241
Newmont Mining Corp., 3.50%, 3/15/22		10,000	8,764
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	32,733
Xstrata Canada Financial Corp., 4.95%, 11/15/21(1)		10,000	10,021

			60,759

MULTI-UTILITIES — 1.0%
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		10,000	8,916
Constellation Energy Group, Inc., 5.15%, 12/1/20		10,000	10,848
Consumers Energy Co., 2.85%, 5/15/22		10,000	9,755
Dominion Resources, Inc., 2.75%, 9/15/22		10,000	9,364
Dominion Resources, Inc., 4.90%, 8/1/41		10,000	9,927
Duke Energy Corp., 6.30%, 2/1/14		50,000	50,930
Duke Energy Corp., 1.625%, 8/15/17		20,000	19,944
Duke Energy Corp., 3.55%, 9/15/21		10,000	10,043
Exelon Generation Co. LLC, 4.00%, 10/1/20		10,000	10,020
Exelon Generation Co. LLC, 5.60%, 6/15/42		10,000	9,589
FirstEnergy Corp., 4.25%, 3/15/23		10,000	9,167
Florida Power Corp., 3.85%, 11/15/42		10,000	8,733
GDF Suez, MTN, 2.75%, 10/18/17	EUR	40,000	57,723
Ipalco Enterprises, Inc., 5.00%, 5/1/18		$10,000	10,425
Pacific Gas & Electric Co., 5.80%, 3/1/37		10,000	10,881
Progress Energy, Inc., 3.15%, 4/1/22		10,000	9,583
San Diego Gas & Electric Co., 3.00%, 8/15/21		20,000	20,088
Xcel Energy, Inc., 4.80%, 9/15/41		10,000	9,852

			285,788

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22		20,000	19,870

OIL, GAS AND CONSUMABLE FUELS — 1.5%
Alpha Natural Resources, Inc., 6.00%, 6/1/19		50,000	42,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		20,000	22,478
BP Capital Markets plc, 4.50%, 10/1/20		10,000	10,824
Chevron Corp., 2.43%, 6/24/20		10,000	9,902
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	12,655
Denbury Resources, Inc., 4.625%, 7/15/23		10,000	9,200
Devon Energy Corp., 5.60%, 7/15/41		10,000	10,257
EOG Resources, Inc., 4.10%, 2/1/21		10,000	10,606
Marathon Petroleum Corp., 3.50%, 3/1/16		20,000	21,021
Newfield Exploration Co., 5.625%, 7/1/24		50,000	48,625
Noble Energy, Inc., 4.15%, 12/15/21		20,000	20,865
Peabody Energy Corp., 6.50%, 9/15/20		25,000	24,750
Pemex Project Funding Master Trust, 6.625%, 6/15/35		20,000	21,220
Petro-Canada, 6.80%, 5/15/38		10,000	11,927
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20		10,000	10,444
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21		20,000	20,198
Phillips 66, 4.30%, 4/1/22		10,000	10,217
Pioneer Natural Resources Co., 3.95%, 7/15/22		10,000	10,067
SandRidge Energy, Inc., 8.75%, 1/15/20		40,000	42,600

Shell International Finance BV, 2.375%, 8/21/22		20,000	18,444
Shell International Finance BV, 3.625%, 8/21/42		10,000	8,772
Statoil ASA, 2.45%, 1/17/23		10,000	9,161
Talisman Energy, Inc., 7.75%, 6/1/19		20,000	24,284
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	9,401

			439,918

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		10,000	11,211
International Paper Co., 6.00%, 11/15/41		10,000	10,723

			21,934

PHARMACEUTICALS — 0.5%
AbbVie, Inc., 1.75%, 11/6/17		20,000	19,859
Actavis, Inc., 1.875%, 10/1/17		10,000	9,948
Bristol-Myers Squibb Co., 3.25%, 8/1/42		10,000	8,036
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		10,000	9,617
Merck & Co., Inc., 2.80%, 5/18/23		10,000	9,482
Merck & Co., Inc., 3.60%, 9/15/42		10,000	8,483
Roche Holdings, Inc., 6.00%, 3/1/19(1)		27,000	32,131
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)		55,000	57,200

			154,756

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
American Tower Corp., 5.05%, 9/1/20		10,000	10,391
American Tower Corp., 4.70%, 3/15/22		10,000	9,737
BRE Properties, Inc., 3.375%, 1/15/23		10,000	9,307
DDR Corp., 4.75%, 4/15/18		10,000	10,807
Essex Portfolio LP, 3.625%, 8/15/22		10,000	9,594
HCP, Inc., 3.75%, 2/1/16		40,000	42,144
Health Care REIT, Inc., 3.75%, 3/15/23		10,000	9,482
Host Hotels & Resorts LP, 3.75%, 10/15/23		10,000	9,280
Kilroy Realty LP, 3.80%, 1/15/23		10,000	9,410
ProLogis LP, 4.25%, 8/15/23		20,000	19,941
Reckson Operating Partnership LP, 6.00%, 3/31/16		20,000	21,738
Simon Property Group LP, 5.10%, 6/15/15		60,000	64,415
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19		10,000	10,504
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		10,000	10,551

			247,301

ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		20,000	20,773
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		10,000	9,131
CSX Corp., 4.25%, 6/1/21		10,000	10,633
Firstgroup plc, 6.125%, 1/18/19	GBP	40,000	70,694
Union Pacific Corp., 4.00%, 2/1/21		$10,000	10,622

			121,853

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 1.35%, 12/15/17		20,000	19,766

SOFTWARE — 0.1%
Oracle Corp., 2.50%, 10/15/22		20,000	18,482
Oracle Corp., 3.625%, 7/15/23		10,000	9,998

			28,480

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41		10,000	11,749
Sonic Automotive, Inc., 7.00%, 7/15/22		50,000	53,750
Staples, Inc., 4.375%, 1/12/23		20,000	19,315

			84,814

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21		10,000	11,101
L Brands, Inc., 6.625%, 4/1/21		40,000	43,450

			54,551

THRIFTS AND MORTGAGE FINANCE — 1.1%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	110,000	170,298
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	100,000	155,839

			326,137

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19		$10,000	13,225
Altria Group, Inc., 2.85%, 8/9/22		10,000	9,180
Philip Morris International, Inc., 4.125%, 5/17/21		20,000	21,094

			43,499

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		20,000	25,663

TOTAL CORPORATE BONDS (Cost $6,847,557)			6,953,754

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.1%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.7%
FHLMC, VRN, 1.75%, 10/15/13		123,709	124,277
FHLMC, VRN, 1.85%, 10/15/13		121,973	123,184
FHLMC, VRN, 1.97%, 10/15/13		85,928	87,282
FHLMC, VRN, 1.98%, 10/15/13		54,548	55,400
FHLMC, VRN, 2.07%, 10/15/13		32,672	32,758
FHLMC, VRN, 2.36%, 10/15/13		102,938	100,967
FHLMC, VRN, 2.37%, 10/15/13		121,879	119,356
FHLMC, VRN, 2.43%, 10/15/13		26,090	27,654
FHLMC, VRN, 2.89%, 10/15/13		43,858	44,334
FHLMC, VRN, 3.23%, 10/15/13		6,817	7,185
FHLMC, VRN, 3.28%, 10/15/13		78,428	81,237
FHLMC, VRN, 3.80%, 10/15/13		13,128	13,766
FHLMC, VRN, 4.36%, 10/15/13		114,019	118,365
FHLMC, VRN, 5.18%, 10/15/13		14,852	15,510
FHLMC, VRN, 5.40%, 10/15/13		7,194	7,566
FHLMC, VRN, 5.79%, 10/15/13		22,331	23,272
FHLMC, VRN, 5.95%, 10/15/13		21,545	22,886
FHLMC, VRN, 6.13%, 10/15/13		8,194	8,698
FNMA, VRN, 2.70%, 10/25/13		24,903	24,996
FNMA, VRN, 3.81%, 10/25/13		12,618	13,258
FNMA, VRN, 3.93%, 10/25/13		15,451	16,268
FNMA, VRN, 5.39%, 10/25/13		12,505	13,483

FNMA, VRN, 6.03%, 10/25/13	19,206	20,951

		1,102,653

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.4%
FHLMC, 6.00%, 2/1/38	9,294	10,127
FHLMC, 4.00%, 12/1/40	11,511	12,067
FHLMC, 4.00%, 4/1/41	55,028	57,822
FNMA, 4.00%, 11/13/13(3)	150,000	156,820
FNMA, 4.50%, 11/13/13(3)	75,000	79,910
FNMA, 5.50%, 11/13/13(3)	100,000	108,844
FNMA, 5.00%, 7/1/31	79,073	87,491
FNMA, 5.50%, 5/1/33	23,271	25,460
FNMA, 5.00%, 11/1/33	17,542	19,109
FNMA, 5.00%, 9/1/35	83,097	90,280
FNMA, 6.00%, 4/1/37	29,252	32,335
FNMA, 6.00%, 7/1/37	40,384	44,591
FNMA, 6.00%, 8/1/37	28,982	31,837
FNMA, 5.50%, 1/1/39	60,147	65,542
FNMA, 5.50%, 3/1/39	7,777	8,474
FNMA, 4.50%, 6/1/39	127,563	137,342
FNMA, 5.00%, 8/1/39	11,020	12,053
FNMA, 3.50%, 12/1/40	71,610	73,140
FNMA, 4.00%, 5/1/41	82,274	86,478
FNMA, 4.50%, 7/1/41	80,915	86,908
FNMA, 4.50%, 9/1/41	40,997	43,927
FNMA, 4.00%, 1/1/42	51,634	54,194
FNMA, 3.50%, 5/1/42	88,890	90,683
FNMA, 3.50%, 6/1/42	47,037	48,001
FNMA, 3.50%, 9/1/42	46,429	47,366
FNMA, 3.00%, 11/1/42	48,221	47,262
GNMA, 6.00%, 7/15/33	9,896	11,069
GNMA, 5.00%, 3/20/36	95,466	104,775
GNMA, 5.50%, 1/15/39	8,700	9,854
GNMA, 5.50%, 9/15/39	65,421	72,057
GNMA, 4.50%, 10/15/39	23,062	25,026
GNMA, 5.00%, 10/15/39	37,379	41,182
GNMA, 4.50%, 1/15/40	39,462	42,622
GNMA, 4.00%, 12/15/40	32,585	34,712
GNMA, 4.50%, 12/15/40	95,875	104,013
GNMA, 4.00%, 1/20/41	129,278	137,366
GNMA, 4.00%, 12/15/41	59,283	62,696

		2,203,435

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,348,821)		3,306,088

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 5.3%

Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	21,025	22,116
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.99%, 10/1/13	8,981	8,799
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	10,000	10,277

Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	97,502	88,663
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 10/1/13	9,911	9,668
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/13	24,968	24,265
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	11,878	12,274
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.25%, 10/1/13	10,529	10,315
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/13	22,023	21,947
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 10/1/13	6,412	6,339
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.69%, 10/1/13	36,329	33,999
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.89%, 10/1/13	27,047	26,459
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/13(1)	65,391	62,165
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/13	25,965	26,922
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 10/1/13	57,439	56,307
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 10/1/13	7,392	7,675
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.74%, 10/1/13	29,093	29,405
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 10/1/13	77,750	78,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/13	70,638	71,498
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	35,558	35,889
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	87,213	83,024
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	4,783	5,030
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/13	17,600	17,946
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 10/1/13	92,739	94,568
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	96,737	99,313
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	109,022	107,261
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	28,881	29,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	31,399	31,467
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.21%, 10/1/13	16,068	14,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 10/1/13	13,792	13,675
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.64%, 10/1/13	13,961	12,845

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	98,071	95,725
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	90,805	87,380
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	37,054	37,144
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	68,048	70,988
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	77,909	81,652
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	5,125	5,309
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	58,340	60,162

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,599,268)		1,590,273

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.6%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	23,597	23,686
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class A5 SEQ, 4.58%, 11/10/38	50,000	50,454
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	75,000	71,551
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	47,100
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/13	55,000	59,185
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	27,313	27,408
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	50,000	51,729
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	46,401	47,326
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	50,000	52,306
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	75,000	78,363
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/13(1)	50,000	47,570
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/13	35,000	37,372
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	72,363	74,629
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	6,641	6,693
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	100,000	103,125

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $808,137)		778,497

MUNICIPAL SECURITIES — 2.5%

California GO, (Building Bonds), 7.30%, 10/1/39	20,000	25,293
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	20,116
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	33,300

Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	25,000	27,269
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	25,000	31,552
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	25,000	26,487
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	235,000	163,513
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	200,000	137,322
Puerto Rico GO, Series 2011 A, (Public Improvement) 5.75%, 7/1/41	175,000	122,171
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	165,000	111,825
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	65,000	43,771

TOTAL MUNICIPAL SECURITIES (Cost $784,846)		742,619

U.S. TREASURY SECURITIES — 1.8%

U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	64,020
U.S. Treasury Bonds, 2.75%, 11/15/42	175,000	144,840
U.S. Treasury Bonds, 3.125%, 2/15/43	100,000	89,594
U.S. Treasury Notes, 1.875%, 10/31/17(4)	50,000	51,584
U.S. Treasury Notes, 2.625%, 4/30/18	45,000	47,763
U.S. Treasury Notes, 1.375%, 6/30/18	60,000	60,180
U.S. Treasury Notes, 1.75%, 5/15/23	80,000	74,166

TOTAL U.S. TREASURY SECURITIES (Cost $576,408)		532,147

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%

FHLMC, 2.375%, 1/13/22 (Cost $116,504)	120,000	117,061

TEMPORARY CASH INVESTMENTS — 6.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $350,056), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $343,324)		343,324
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $419,482), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $411,988)		411,988
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $420,287), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $411,988)		411,988
SSgA U.S. Government Money Market Fund	634,541	634,541

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,801,841)		1,801,841

TOTAL INVESTMENT SECURITIES — 99.0% (Cost $30,397,641)		29,625,639

OTHER ASSETS AND LIABILITIES — 1.0%		301,166

TOTAL NET ASSETS — 100.0%		$29,926,805

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	40,000	USD	37,067	Westpac Group	11/21/13	127

USD	331,510	AUD	357,739	Westpac Group	11/21/13	(1,137)
BRL	95,568	USD	41,971	Barclays Bank plc	11/21/13	656
USD	41,986	BRL	96,778	Barclays Bank plc	11/21/13	(1,181)
CAD	51,189	USD	50,000	Barclays Bank plc	11/21/13	(367)
CAD	30,874	USD	30,000	Barclays Bank plc	11/21/13	(64)
USD	733,320	CAD	760,196	HSBC Holdings plc	11/21/13	(3,771)
CHF	63,706	USD	70,000	Barclays Bank plc	11/21/13	472
USD	160,114	CHF	149,566	UBS AG	11/21/13	(5,337)
CLP	70,667,800	USD	140,000	Barclays Bank plc	11/21/13	(980)
USD	44,421	CLP	22,422,398	Barclays Bank plc	11/21/13	311
CNY	390,000	USD	63,249	HSBC Holdings plc	11/21/13	135
COP	75,680,000	USD	40,000	Barclays Bank plc	11/21/13	(468)
USD	54,050	COP	104,479,191	Barclays Bank plc	11/21/13	(525)
CZK	220,673	USD	11,364	Deutsche Bank	11/21/13	261
USD	90,750	DKK	510,000	Barclays Bank plc	11/21/13	(1,799)
EUR	127,231	USD	171,730	Barclays Bank plc	11/21/13	417
EUR	50,310	USD	67,182	Barclays Bank plc	11/21/13	888
USD	6,549,228	EUR	4,936,964	Barclays Bank plc	11/21/13	(130,618)
USD	168,082	EUR	125,818	Barclays Bank plc	11/21/13	(2,154)
USD	81,218	EUR	60,000	Barclays Bank plc	11/21/13	36
GBP	50,000	USD	80,169	Deutsche Bank	11/21/13	745
USD	2,380,705	GBP	1,514,198	HSBC Holdings plc	11/21/13	(69,701)
USD	33,575	GBP	21,349	HSBC Holdings plc	11/21/13	(974)
HUF	13,467,000	USD	60,000	Barclays Bank plc	11/21/13	1,039
HUF	6,791,400	USD	30,000	Deutsche Bank	11/21/13	782
USD	82,638	HUF	18,707,676	Deutsche Bank	11/21/13	(2,154)
IDR	717,838,916	USD	61,559	Westpac Group	11/21/13	(435)
IDR	309,120,050	USD	26,509	Westpac Group	11/21/13	(187)
USD	143,083	IDR	1,668,496,460	Westpac Group	11/21/13	1,010
ILS	142,016	USD	40,000	Westpac Group	11/21/13	263
USD	9,525	ILS	34,164	UBS AG	11/21/13	(161)
INR	7,517,636	USD	115,861	UBS AG	11/21/13	2,231
INR	2,549,680	USD	40,000	UBS AG	11/21/13	52
USD	104,403	INR	6,774,208	UBS AG	11/21/13	(2,010)
USD	40,000	INR	2,595,400	UBS AG	11/21/13	(770)
JPY	5,932,656	USD	60,000	Westpac Group	11/21/13	372
USD	4,566,622	JPY	458,366,907	Westpac Group	11/21/13	(97,857)
USD	50,000	JPY	4,957,475	Westpac Group	11/21/13	(449)
USD	40,000	JPY	3,949,184	Westpac Group	11/21/13	(188)
KRW	69,196,199	USD	63,656	HSBC Holdings plc	11/21/13	468
KRW	239,074,000	USD	220,000	Westpac Group	11/21/13	1,549
USD	70,000	KRW	76,108,900	HSBC Holdings plc	11/21/13	(530)
USD	90,000	KRW	97,857,000	Westpac Group	11/21/13	(684)
USD	349	KRW	379,715	Westpac Group	11/21/13	(2)
MXN	790,573	USD	60,000	Barclays Bank plc	11/21/13	148
USD	152,795	MXN	2,013,259	Barclays Bank plc	11/21/13	(376)
MYR	167,080	USD	50,995	Westpac Group	11/21/13	118
MYR	96,990	USD	30,000	Westpac Group	11/21/13	(329)
USD	50,822	MYR	166,345	Westpac Group	11/21/13	(66)
NOK	292,141	USD	50,000	Barclays Bank plc	11/21/13	(1,507)
NOK	354,471	USD	60,000	HSBC Holdings plc	11/21/13	(1,161)
USD	30,000	NOK	180,227	Barclays Bank plc	11/21/13	84
USD	641,220	NOK	3,806,215	Deutsche Bank	11/21/13	9,420

NZD	1,906	USD	1,531	Westpac Group	11/21/13	46
PEN	203,044	USD	72,854	Barclays Bank plc	11/21/13	(377)
PEN	138,300	USD	50,000	Barclays Bank plc	11/21/13	(634)
USD	50,000	PEN	140,300	Barclays Bank plc	11/21/13	(80)
USD	22,226	PEN	62,367	Barclays Bank plc	11/21/13	(36)
PHP	3,897,000	USD	90,000	Westpac Group	11/21/13	(215)
PHP	3,026,800	USD	70,000	Westpac Group	11/21/13	(264)
USD	111,424	PHP	4,868,658	Westpac Group	11/21/13	(748)
PLN	125,622	USD	39,557	Barclays Bank plc	11/21/13	551
PLN	125,940	USD	40,000	Deutsche Bank	11/21/13	209
USD	39,045	PLN	125,448	Deutsche Bank	11/21/13	(1,007)
RUB	3,974,400	USD	120,000	Westpac Group	11/21/13	1,591
RUB	1,319,640	USD	40,000	Westpac Group	11/21/13	372
RUB	1,232,265	USD	37,206	Westpac Group	11/21/13	493
USD	60,000	RUB	1,929,885	UBS AG	11/21/13	958
USD	80,821	RUB	2,676,800	Westpac Group	11/21/13	(1,071)
SEK	447,560	USD	70,000	Barclays Bank plc	11/21/13	(440)
USD	544,584	SEK	3,574,324	Deutsche Bank	11/21/13	(10,941)
SGD	87,492	USD	70,000	Barclays Bank plc	11/21/13	(255)
SGD	74,816	USD	60,000	Barclays Bank plc	11/21/13	(360)
USD	131,523	SGD	166,743	HSBC Holdings plc	11/21/13	(1,398)
THB	1,865,220	USD	60,000	Westpac Group	11/21/13	(551)
THB	1,567,000	USD	50,000	Westpac Group	11/21/13	(56)
USD	69,304	THB	2,223,962	Westpac Group	11/21/13	(1,579)
USD	30,000	THB	962,700	Westpac Group	11/21/13	(684)
TRY	100,745	USD	50,000	Deutsche Bank	11/21/13	(571)
TRY	81,130	USD	40,000	HSBC Holdings plc	11/21/13	(195)
USD	102,035	TRY	207,642	Deutsche Bank	11/21/13	160
TWD	9,857,820	USD	332,911	Westpac Group	11/21/13	1,075
TWD	1,776,660	USD	60,000	Westpac Group	11/21/13	194
USD	131,650	TWD	3,898,300	Westpac Group	11/21/13	(425)
USD	60,000	TWD	1,780,200	Westpac Group	11/21/13	(314)
USD	50,000	TWD	1,477,250	Westpac Group	11/21/13	(50)
USD	30,332	TWD	898,170	Westpac Group	11/21/13	(98)
ZAR	398,473	USD	40,000	Deutsche Bank	11/21/13	(596)
USD	136,913	ZAR	1,380,272	Deutsche Bank	11/21/13	422
						(323,232)

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
2	Euro - Bund 10-Year Bonds	December 2013	380,151	(5,794)
6	U.S. Treasury 10-Year Notes	December 2013	758,344	(7,045)
2	U.S. Treasury Ultra Long Bonds	December 2013	284,187	(4,692)
			1,422,682	(17,531)

Notes to Schedule of Investments
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,654,152, which represented 5.5% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $44,362.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Sovereign Governments and Agencies	—	13,803,359	—
Corporate Bonds	—	6,953,754	—
U.S. Government Agency Mortgage-Backed Securities	—	3,306,088	—
Collateralized Mortgage Obligations	—	1,590,273	—
Commercial Mortgage-Backed Securities	—	778,497	—
Municipal Securities	—	742,619	—
U.S. Treasury Securities	—	532,147	—
U.S. Government Agency Securities	—	117,061	—
Temporary Cash Investments	634,541	1,167,300	—
Total Value of Investment Securities	634,541	28,991,098	—

Other Financial Instruments
Futures Contracts	(11,737)	(5,794)	—
Forward Foreign Currency Exchange Contracts	—	(323,232)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	(11,737)	(329,026)	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$30,398,898
Gross tax appreciation of investments	$603,077
Gross tax depreciation of investments	(1,376,336)
Net tax appreciation (depreciation) of investments	$(773,259)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

September 30, 2013

International Bond - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)		Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 85.2%

AUSTRALIA — 2.0%
Australia Government Bond, 5.75%, 7/15/22	AUD	9,620,000	10,310,866
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	12,116,356

			22,427,222

AUSTRIA — 4.6%
Austria Government Bond, 3.40%, 10/20/14(1)	EUR	7,000,000	9,804,423
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	5,390,000	8,502,933
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	11,590,000	18,055,896
Austria Government Bond, 3.40%, 11/22/22(1)	EUR	1,850,000	2,792,394
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	7,285,000	12,048,663

			51,204,309

BELGIUM — 4.9%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	8,715,000	13,252,700
Belgium Government Bond, 3.75%, 9/28/20(1)	EUR	8,370,000	12,692,013
Belgium Government Bond, 2.25%, 6/22/23	EUR	3,020,000	3,974,970
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	8,320,000	13,892,784
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	7,410,000	11,236,899

			55,049,366

CANADA — 4.7%
Canadian Government Bond, 5.00%, 6/1/14	CAD	20,090,000	20,017,640
Canadian Government Bond, 1.50%, 3/1/17	CAD	3,000,000	2,911,985
Canadian Government Bond, 5.75%, 6/1/33	CAD	9,040,000	12,312,672
Province of British Columbia, 3.25%, 12/18/21	CAD	7,920,000	7,810,971
Province of Ontario Canada, 4.40%, 6/2/19	CAD	9,500,000	10,098,010

			53,151,278

CZECH — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	68,200,000	4,300,372

DENMARK — 4.0%
Denmark Government Bond, 4.00%, 11/15/17	DKK	75,000,000	15,442,877
Denmark Government Bond, 4.00%, 11/15/19	DKK	8,300,000	1,758,552
Denmark Government Bond, 7.00%, 11/10/24	DKK	47,200,000	12,951,691
Denmark Government Bond, 4.50%, 11/15/39	DKK	58,100,000	14,328,014

			44,481,134

FINLAND — 4.4%
Finland Government Bond, 3.875%, 9/15/17(1)	EUR	13,290,000	20,154,816
Finland Government Bond, 4.375%, 7/4/19(1)	EUR	2,725,000	4,334,626
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	6,860,000	9,074,925
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	10,220,000	16,263,623

			49,827,990

FRANCE — 4.6%
France Government Bond OAT, 4.00%, 4/25/14	EUR	4,370,000	6,043,108
France Government Bond OAT, 3.25%, 10/25/21	EUR	2,440,000	3,625,485
France Government Bond OAT, 5.50%, 4/25/29	EUR	3,580,000	6,355,805
France Government Bond OAT, 4.75%, 4/25/35	EUR	5,590,000	9,329,722

French Treasury Note BTAN, 2.25%, 2/25/16	EUR	18,980,000	26,816,035

			52,170,155

GERMANY — 3.5%
Bundesrepublik Deutschland, 4.00%, 1/4/18	EUR	7,280,000	11,289,949
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	4,670,000	6,785,810
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	10,960,000	20,068,344
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	400,000	709,933

			38,854,036

JAPAN — 21.4%
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	3,530,000,000	36,589,539
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	6,453,000,000	69,741,112
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	4,609,300,000	48,555,092
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,038,000,000	23,826,655
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,669,300,000	18,149,101
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	3,689,850,000	42,880,077

			239,741,576

MULTI-NATIONAL — 2.7%
European Investment Bank, 2.50%, 7/15/15	EUR	6,450,000	9,077,190
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	7,771,866
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	8,500,000	13,170,665

			30,019,721

NETHERLANDS — 3.2%
Netherlands Government Bond, 4.00%, 7/15/16(1)	EUR	13,850,000	20,566,308
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	2,200,000	3,351,915
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	8,740,000	12,093,309

			36,011,532

NEW ZEALAND — 0.4%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	5,200,000	4,498,569

NORWAY — 2.6%
Norway Government Bond, 4.25%, 5/19/17	NOK	28,000,000	5,029,793
Norway Government Bond, 3.75%, 5/25/21	NOK	135,200,000	24,253,148

			29,282,941

SINGAPORE — 0.8%
Singapore Government Bond, 2.375%, 4/1/17	SGD	7,000,000	5,918,143
Singapore Government Bond, 3.125%, 9/1/22	SGD	3,100,000	2,662,046

			8,580,189

SWEDEN — 2.3%
Sweden Government Bond, 6.75%, 5/5/14	SEK	26,200,000	4,216,473
Sweden Government Bond, 4.25%, 3/12/19	SEK	47,530,000	8,316,164
Sweden Government Bond, 3.50%, 6/1/22	SEK	77,220,000	13,141,013

			25,673,650

SWITZERLAND — 0.8%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,550,062
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,575,000	3,356,264

			8,906,326

UNITED KINGDOM — 17.9%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	23,240,000	41,133,998

United Kingdom Gilt, 4.50%, 3/7/19	GBP	20,075,000	37,291,479
United Kingdom Gilt, 3.75%, 9/7/21	GBP	18,535,000	33,228,500
United Kingdom Gilt, 6.00%, 12/7/28	GBP	11,300,000	24,737,843
United Kingdom Gilt, 4.25%, 3/7/36	GBP	20,485,000	37,672,617
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,560,000	6,853,696
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,260,000	19,460,403

			200,378,536

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $930,544,279)			954,558,902

CORPORATE BONDS — 5.2%

FRANCE — 1.5%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	5,240,000	8,112,352
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	5,500,000	8,571,155

			16,683,507

GERMANY — 1.0%
KFW, 3.875%, 1/21/19	EUR	2,890,000	4,463,153
KFW, MTN, 4.625%, 1/4/23	EUR	3,790,000	6,308,583

			10,771,736

IRELAND — 0.7%
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	4,500,000	7,239,571

NETHERLANDS — 1.2%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	4,800,000	7,579,640
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	4,000,000	6,159,918

			13,739,558

UNITED KINGDOM — 0.8%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	2,200,000	4,078,108
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	3,000,000	5,138,935

			9,217,043

TOTAL CORPORATE BONDS (Cost $52,578,205)			57,651,415

SHORT-TERM INVESTMENTS†

UNITED STATES†
U.S. Treasury Bills, 0.13%, 1/9/14(2)(3) (Cost $499,826)		$500,000	499,999

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $2,135,551), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $2,094,480)			2,094,478
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $2,559,089), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $2,513,374)			2,513,373
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $2,564,001), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $2,513,375)			2,513,374

SSgA U.S. Government Money Market Fund	3,871,067	3,871,067

TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,992,292)		10,992,292

TOTAL INVESTMENT SECURITIES — 91.4% (Cost $994,614,602)		1,023,702,608

OTHER ASSETS AND LIABILITIES(4) — 8.6%		96,858,189

TOTAL NET ASSETS — 100.0%		$1,120,560,797

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	1,950,000	USD	1,841,073	Barclays Bank plc	11/21/13	(27,847)
AUD	8,400,000	USD	7,784,112	Westpac Group	11/21/13	26,708
USD	2,005,065	AUD	2,163,708	Westpac Group	11/21/13	(6,880)
CAD	1,501,113	USD	1,450,000	Barclays Bank plc	11/21/13	5,489
CAD	1,132,043	USD	1,100,000	Barclays Bank plc	11/21/13	(2,364)
CAD	972,582	USD	950,000	Barclays Bank plc	11/21/13	(6,979)
CAD	4,572,282	USD	4,409,994	Deutsche Bank	11/21/13	23,321
USD	12,585,689	CAD	13,046,954	HSBC Holdings plc	11/21/13	(64,724)
CHF	1,820,160	USD	2,000,000	Barclays Bank plc	11/21/13	13,477
CHF	1,960,175	USD	2,098,419	UBS AG	11/21/13	69,944
CZK	61,700,109	USD	3,177,372	Deutsche Bank	11/21/13	72,959
DKK	57,731,079	USD	10,272,763	Barclays Bank plc	11/21/13	203,628
USD	956,371	DKK	5,267,213	Barclays Bank plc	11/21/13	536
EUR	31,988,216	USD	42,434,608	Barclays Bank plc	11/21/13	846,320
EUR	1,850,000	USD	2,504,216	Barclays Bank plc	11/21/13	(1,115)
USD	4,587,045	EUR	3,400,000	Barclays Bank plc	11/21/13	(13,247)
USD	3,113,694	EUR	2,300,000	Barclays Bank plc	11/21/13	1,731
USD	1,891,092	EUR	1,400,000	Barclays Bank plc	11/21/13	(3,146)
USD	1,861,186	EUR	1,403,006	Barclays Bank plc	11/21/13	(37,120)
USD	2,796,159	GBP	1,750,000	Barclays Bank plc	11/21/13	(35,843)
USD	1,202,534	GBP	750,000	Deutsche Bank	11/21/13	(11,181)
USD	32,873,596	GBP	20,908,565	HSBC Holdings plc	11/21/13	(962,457)
USD	6,474,980	GBP	4,000,000	HSBC Holdings plc	11/21/13	1,833
USD	1,938,644	GBP	1,232,721	HSBC Holdings plc	11/21/13	(56,251)
HKD	6,910,000	USD	891,220	Westpac Group	11/21/13	(191)
JPY	1,880,743,463	USD	18,737,488	Westpac Group	11/21/13	401,521
JPY	667,052,800	USD	6,800,000	Westpac Group	11/21/13	(11,871)
USD	3,050,000	JPY	300,647,650	Barclays Bank plc	11/21/13	(9,480)
USD	3,650,000	JPY	366,362,545	Westpac Group	11/21/13	(78,215)
USD	900,000	JPY	88,902,450	Westpac Group	11/21/13	(4,698)
KRW	50,649,443,497	USD	46,594,338	HSBC Holdings plc	11/21/13	342,253
KRW	6,958,720,000	USD	6,400,000	Westpac Group	11/21/13	48,612
USD	3,000,000	KRW	3,241,800,000	HSBC Holdings plc	11/21/13	(4,160)
USD	900,000	KRW	971,910,000	HSBC Holdings plc	11/21/13	(664)
USD	2,333,717	KRW	2,536,050,003	Westpac Group	11/21/13	(16,428)
NOK	11,870,800	USD	2,000,000	Barclays Bank plc	11/21/13	(29,547)
NOK	6,719,243	USD	1,150,000	Barclays Bank plc	11/21/13	(34,662)
NOK	21,962,830	USD	3,700,000	Deutsche Bank	11/21/13	(54,354)
USD	1,150,000	NOK	6,908,717	Barclays Bank plc	11/21/13	3,211
USD	28,713,689	NOK	170,441,588	Deutsche Bank	11/21/13	421,815

NZD	4,000,000	USD	3,213,860	Westpac Group	11/21/13	97,061
NZD	1,600,000	USD	1,307,680	Westpac Group	11/21/13	16,688
NZD	297,340	USD	238,902	Westpac Group	11/21/13	7,215
SEK	12,148,067	USD	1,900,000	Barclays Bank plc	11/21/13	(11,936)
SEK	8,815,365	USD	1,350,000	Barclays Bank plc	11/21/13	20,092
SEK	7,547,910	USD	1,150,000	Deutsche Bank	11/21/13	23,103
USD	16,313,496	SEK	107,072,001	Deutsche Bank	11/21/13	(327,735)
SGD	2,624,769	USD	2,100,000	Barclays Bank plc	11/21/13	(7,650)
SGD	2,369,181	USD	1,900,000	Barclays Bank plc	11/21/13	(11,393)
SGD	7,226,403	USD	5,700,000	HSBC Holdings plc	11/21/13	60,570
USD	9,602,315	SGD	12,173,719	HSBC Holdings plc	11/21/13	(102,038)
TWD	251,659,200	USD	8,498,842	Westpac Group	11/21/13	27,437
USD	2,350,000	TWD	69,654,000	Westpac Group	11/21/13	(9,895)
USD	1,650,000	TWD	48,633,750	Westpac Group	11/21/13	2,276
USD	1,500,000	TWD	44,287,500	Westpac Group	11/21/13	(472)
USD	1,335,213	TWD	39,537,000	Westpac Group	11/21/13	(4,310)
						788,947

FUTURES CONTRACTS

	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
135	U.S. Treasury 10-Year Notes	December 2013	17,062,734	(175,382)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $188,118,227, which represented 16.8% of total net assets. None of these securities were considered illiquid.

(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $224,999.

(3)	The rate indicated is the yield to maturity at purchase.
(4)	Amount includes foreign currency holdings at period end. The foreign currency holdings at period end were as follows:

	Cost	Value
British Pound	$35,610,003	$35,805,434
Euro	27,989,681	28,056,166
Japanese Yen	22,072,631	22,165,311
Other	1,544,784	1,571,101
	$87,217,099	$87,598,012

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Sovereign Governments and Agencies	—	954,558,902	—
Corporate Bonds	—	57,651,415	—
Short-Term Investments	—	499,999	—
Temporary Cash Investments	3,871,067	7,121,225	—
Total Value of Investment Securities	3,871,067	1,019,831,541	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	788,947	—
Futures Contracts	(175,382)	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	(175,382)	788,947	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$995,006,892
Gross tax appreciation of investments	$50,198,123
Gross tax depreciation of investments	(21,502,407)
Net tax appreciation (depreciation) of investments	$28,695,716

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2013